Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	June 30, 2025	December 31, 2024
Accrued payroll (1)	$8,168	$12,243
Deferred R&D credits (2)	6,793	7,224
Rebates and customer advances	907	628
Interest payable	1,314	678
Accrued duty, freight and related expenses (3)	13,388	16,459
Royalties	585	1,594
Value added tax payables	149	196
Other accrued expenses and liabilities	4,762	6,937
Accrued expenses and other current liabilities	$36,066	$45,959